Warrants - Schedule of Warrant Activities (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Warrant Activities [Line Items]
Number of Options, Expired | shares	(116)
Weighted Average Exercise Price, Expired | $ / shares	$ 860
Number of Options, Granted | shares	701,746
Weighted Average Exercise Price, Granted | $ / shares	$ 177.5
Number of Options, Exercised | shares	(27,491)
Weighted Average Exercise Price, Exercised | $ / shares	$ 648.75
Number of Options, Outstanding | shares	38,085
Weighted Average Exercise Price, Outstanding | $ / shares	$ 2,573.75
Number of Options, Outstanding | shares	712,224
Weighted Average Exercise Price, Outstanding | $ / shares	$ 1,260